6. Investments (Tables) (June 2019)	6 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Cost Method Investments
	June 30,	December 31,
	2019	2018
Investment in Edyza, cost method	$922,884	$812,883
Investment in TGH, equity method	815,765	–
Investment in TGH, cost method	–	448,766
	$1,738,649	$1,261,649